Income Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary valuation allowances
Beginning balance	$ 196	$ 221	$ 102
Additions/ (releases) charged to costs and expenses	17	15	110
Other movements	67	(40)	12
Foreign exchange differences	0	0	(3)
Ending balance	$ 280	$ 196	$ 221